THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                               Class K Shares of:

Munder Balanced Fund, Munder Equity Income Fund (formerly Munder Growth & Income
     Fund), Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
 Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value
  Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund, Munder Framlington
   International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder
     Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money
              Market Fundand Munder U.S. Treasury Money Market Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Funds by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

                              CLOSING OF VALUE FUND

         Shares of the Value Fund are no longer available.

                     CHANGE OF NAME FOR GROWTH & INCOME FUND

         The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

           PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

     Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

         PORTFOLIO MANAGEMENT OF BOND FUND, INTERMEDIATE BOND FUND AND
                           U.S. GOVERNMENT INCOME FUND

     Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

                 PORTFOLIO MANAGEMENT OF INTERNATIONAL BOND FUND

     Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

             CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND

         The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation.

            CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

         The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary-Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

              PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND AND
                       REAL ESTATE EQUITY INVESTMENT FUND

         The  section   entitled  "Risk  Return   Summary-Principal   Investment
Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

                  Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses both growth prospects and valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

         The  section   entitled  "Risk  Return   Summary-Principal   Investment
Strategies" of the Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

                  The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

                                   MANAGEMENT

         The last two paragraphs in the section entitled "Management-Investment Advisors And Sub-Advisor" in the prospectus are hereby deleted and replaced with the following:

         During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Balanced Fund                                                   0.65%
Growth & Income Fund                                            0.75%
Growth Opportunities Fund                                       0.75%
Index 500 Fund                                                  0.07%
International Equity Fund                                       0.75%
Micro-Cap Equity Fund                                           1.00%
Multi-Season Growth Fund                                        0.75%
Real Estate Equity Investment Fund                              0.74%
Small-Cap Value Fund                                            0.75%
Small Company Growth Fund                                       0.75%
Framlington Emerging Markets Fund                               1.25%
Framlington Healthcare Fund                                     1.00%
Framlington International Growth Fund                           1.00%
Bond Fund                                                       0.50%
Intermediate Bond Fund                                          0.50%
International Bond Fund                                         0.50%
U.S. Government Income Fund                                     0.50%
Michigan Tax-Free Bond Fund                                     0.50%
Tax-Free Bond Fund                                              0.50%
Tax-Free Short-Intermediate Bond Fund                           0.50%
Cash Investment Fund                                            0.35%
Tax-Free Money Market Fund                                      0.35%
U.S. Treasury Money Market Fund                                 0.35%

         During the fiscal year ended June 30, 1999, a portion of the advisory fees for the Index 500 Fund and the Multi-Season Growth Fund were waived. As a result, the payments shown above for those Funds were less than the contractual advisory fees of .20% of the first $250 million of the Index 500 Fund's average daily net assets; .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million and 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of that Fund's average daily net assets over $500 million.

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                           Class A, B and C Shares of:

 Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money
             Market Fund and Munder U.S. Treasury Money Market Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Funds by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

                         POLICIES FOR EXCHANGING SHARES

The third bullet point in the section entitled "Your Investment-Exchanging Shares-Policies for Exchanging Shares" in the prospectus is hereby deleted and replaced with the following:

o You may exchange Class C shares of the Money Market Fund for Class II shares of other Munder Funds.

                          POLICIES FOR REDEEMING SHARES

The section entitled "Your Investment-Redeeming Shares-Policies for Redeeming Shares" in the prospectus is hereby deleted and replaced with the following:

o For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

                     CONTINGENT DEFERRED SALES CHARGE (CDSC)

The section entitled "Distribution Arrangements-CDSC" in the prospectus is hereby deleted and replaced with the following:

         You pay a CDSC when you redeem:

o    Class A shares of the Money Market Fund within one year of buying them;
o Class A shares of the Money Market Fund acquired through the exchange of Class A shares of another Munder Fund purchased before June 27, 1995 as part of an investment of $500,000 or more;

o    Class B shares of the Money  Market Fund  within six years of buying  them;
     and
o    Class C shares of the Money Market Fund within one year of buying them.

         These time periods include the time you held the shares you exchanged to acquire Money Market Fund shares.

         You pay a 1% CDSC when you  redeem  Class A shares of the Money  Market
Fund:

o that you acquired through the exchange of initial Class A shares of another Munder Fund;
o    if you acquired the initial Class A shares after June 27, 1995;and
o if the initial shares were purchased without a sales charge in connection with an investment of $1,000,000 or more.

You pay a CDSC of 1% when you redeem Class C shares of the Money Market Fund within one year of the date you purchased the initial Class C shares that you exchanged to acquire Money Market Fund shares.

The CDSC schedule for Class B shares of the Money Market Fund purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

                                Money Market Fund Class B Shares
                                --------------------------------
                     Years Since Purchase                     CDSC
                     --------------------                     ----
                     First................................    5.00%
                     Second...............................    4.00%
                     Third................................    3.00%
                     Fourth...............................    3.00%
                     Fifth................................    2.00%
                     Sixth................................    1.00%
                     Seventh and thereafter...............    0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

CDSC Waivers

We will waive the CDSC payable upon redemption of Class B shares of the Money Market Fund which you purchased after June 27, 1995 for:

o redemptions made within one year after the death of a shareholder or registered joint owner;
o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
o    involuntary redemptions made by the Fund;
o redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

o redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class A and Class B CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                           Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund,
   Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
                 Munder Tax-Free Bond Fund and Munder Tax-Free
                          Short-Intermediate Bond Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Funds by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

                         POLICIES FOR EXCHANGING SHARES

The second bullet point in the section entitled "Your Investment-Exchanging Shares-Policies for Exchanging Shares" in the prospectus is hereby deleted and replaced with the following:

o You may exchange Class C shares of a Fund for Class II shares of other Munder Funds.

                          POLICIES FOR REDEEMING SHARES

The section entitled "Your Investment-Redeeming Shares-Policies for Redeeming Shares" in the prospectus is hereby deleted and replaced with the following:

o For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

                             REINVESTMENT PRIVILEGE

The paragraph pertaining to the Reinvestment Privilege in the section entitled "Your Investment-Shareholder Privileges" in the prospectus is hereby deleted and replaced with the following:

         Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                              SALES CHARGE WAIVERS

The first sentence of Sales Charge Waivers-General in the section entitled "Distribution Arrangements-Applicable Sales Charge Class A Shares" in the prospectus is hereby deleted and replaced with the following:

         We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds).

                              RIGHT OF ACCUMULATION

The paragraph pertaining to the Right of Accumulation in the section entitled "Distribution Arrangements-Applicable Sales Charge Class A Shares- Sales Charge Reductions" in the prospectus is hereby deleted and replaced with the following:

o Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

                     CONTINGENT DEFERRED SALES CHARGE (CDSC)

The section entitled "Distribution Arrangements-CDSC" in the prospectus is hereby deleted and replaced with the following:

You pay a CDSC when you redeem:

o Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;
o  Class B shares within six years of buying them; and
o  Class C shares within one year of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund you are redeeming.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. If you acquired Class B shares by exchanging shares of another Munder Fund which you purchased on or before June 27, 1995, consult the Statement of Additional Information for the applicable CDSC schedule. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

                     Years Since Purchase                     CDSC
                     --------------------                     ----
                     First.................................   5.00%
                     Second................................   4.00%
                     Third.................................   3.00%
                     Fourth................................   3.00%
                     Fifth.................................   2.00%
                     Sixth.................................   1.00%
                     Seventh and thereafter................   0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers

We   will  waive  the  CDSC  payable  upon  redemptions  of  shares  which  you purchased after June 27,1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:

o redemptions made within one year after the death of a shareholder or registered joint owner;
o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
o involuntary redemptions made by the Fund;
o redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

o redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)  the Plan is recordkept on a daily valuation basis by Merrill Lynch; or
(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or
(iii)the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     PORTFOLIO MANAGEMENT OF MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND
                     AND MUNDER U.S. GOVERNMENT INCOME FUND

Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

             PORTFOLIO MANAGEMENT OF MUNDER INTERNATIONAL BOND FUND

Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                           Class A, B and C Shares of:

                              Munder Index 500 Fund

                             AVAILABILITY OF SHARES

The Class C shares of the Fund are not currently available.

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Fund by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

                          POLICIES FOR REDEEMING SHARES

The section entitled "Your Investment-Redeeming Shares-Policies for Redeeming Shares" in the prospectus is hereby deleted and replaced with the following:

o For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

                             REINVESTMENT PRIVILEGE

The paragraph pertaining to the Reinvestment Privilege in the section entitled "Your Investment-Shareholder Privileges" in the prospectus is hereby deleted and replaced with the following:

         Reinvestment Privilege. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You, your broker or your financial advisor must notify the Fund's transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                              SALES CHARGE WAIVERS

The first sentence of Sales Charge Waivers-General in the section entitled "Distribution Arrangements-Applicable Sales Charge Class A Shares" in the prospectus is hereby deleted and replaced with the following:

         We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds).

The chart in Qualified Employer Sponsored Retirement Plans and UPI Plans in the section entitled "Distribution Arrangements-Applicable Sales Charge Class A Shares- Sales Charge Waivers-Qualified Employer Sponsored Retirement Plans" in the prospectus is hereby deleted and replaced with the following:


Amount of Purchase                                Discount to Dealer or Entity as a % of Offering Price
------------------                                -----------------------------------------------------
Less than $1,000,000.........................                              0.15%
$1,000,0000 but less than $3,000,000.........                              0.10%
$3,000,000 but less than $5,000,000..........                              0.05%
$5,000,000 or more...........................                              None

                              RIGHT OF ACCUMULATION

The paragraph pertaining to the Right of Accumulation in the section entitled "Distribution Arrangements-Applicable Sales Charge Class A Shares- Sales Charge Reductions" in the prospectus is hereby deleted and replaced with the following:

         o Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Fund's transfer agent to qualify.

                     CONTINGENT DEFERRED SALES CHARGE (CDSC)

The section entitled "Distribution Arrangements-CDSC" in the prospectus is hereby deleted and replaced with the following:

You pay a CDSC when you redeem:

o Class A shares that were bought as part of an investment of at least $500,000 within one year of buying them;
o    Class B shares within six years of buying them; and
o    Class C shares within one year of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. If you acquired Class B shares by exchanging shares of another Munder Fund which you purchased on or before June 27, 1995, consult the Statement of Additional Information for the applicable CDSC schedule. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

                 Years Since Purchase                        CDSC
                 --------------------                        ----
                 First................................       3.00%
                 Second...............................       2.50%
                 Third................................       2.00%
                 Fourth...............................       1.50%
                 Fifth................................       1.00%
                 Sixth................................       0.50%
                 Seventh and thereafter...............       0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 2.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Fund's distributor pays sales commissions of 2.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers

We will waive the CDSC payable upon redemptions of shares of the Fund which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:

o redemptions made within one year after the death of a shareholder or registered joint owner; o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
o    involuntary redemptions made by the Fund;
o redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares of the Fund which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

o redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares of the Fund purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)  the Plan is recordkept on a daily valuation basis by Merrill Lynch; or
(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or
(iii)the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                               Class Y Shares of:

                              Munder Index 500 Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Fund by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.